Underwriting Policy and Reinsurance Ceded (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2010
Underwriting Policy and Reinsurance Ceded [Abstract]
Ceded premiums written	$ 1,587			$ 1,427						$ 8,666	$ 2,960	$ 6,472	$ 6,173
Premiums Written, Net	14,974			7,815						30,250	18,036	48,578	35,858
Direct Premiums Written	16,562	10,701	23,353	9,242	11,754	9,081	10,928	7,856	14,166	38,915	20,996	55,050	42,031
Ceded premiums earned	3,357			1,570						7,864	3,213	6,575	7,654
Ceded losses and loss adjustment expenses	1,917			605						4,986	1,410	3,628	2,767
Fees and Commissions, Other	528			484						1,108	1,053	5,441	2,412
Prepaid Reinsurance Premiums	2,970	2,111		1,961		2,214				2,970	1,961	2,111	2,214
Reinsurance Receivables, Incurred but Not Reported Claims	14,480	5,680		8,153	8,081	7,825				14,480	8,153	5,680	7,825	14,170	6,477
Other Amounts due from Reinsurers	$ 9,346	$ 340		$ 393		$ 219				$ 9,346	$ 393	$ 340	$ 219